Notes Payable - Additional Information (Detail) (USD $)					9 Months Ended	12 Months Ended								12 Months Ended				12 Months Ended				12 Months Ended						12 Months Ended
	Sep. 30, 2012	Jun. 25, 2010 Fifth Amendment	Jun. 25, 2010 Fourth Amendment	Jun. 10, 2008 Third Amendment	Sep. 30, 2012 Line of Credit	Dec. 31, 2011 Line of Credit	Dec. 31, 2010 Line of Credit	Dec. 31, 2011 Line of Credit Prime Rate Plus	Dec. 31, 2010 Line of Credit Prime Rate Plus	Dec. 31, 2011 Line of Credit Federal Funds Rate Plus Minimum	Dec. 31, 2010 Line of Credit Federal Funds Rate Plus Minimum	Dec. 31, 2011 Line of Credit Federal Funds Rate Plus Maximum	Dec. 31, 2010 Line of Credit Federal Funds Rate Plus Maximum	Dec. 31, 2011 Line of Credit LIBOR Plus	Dec. 31, 2010 Line of Credit LIBOR Plus	Dec. 31, 2011 Term A-1 Loan	Dec. 31, 2010 Term A-1 Loan Prime Rate Plus	Dec. 31, 2010 Term A-1 Loan LIBOR Plus	Dec. 31, 2011 Term A-2 Loan	Dec. 31, 2011 Term A-2 Loan Prime Rate Plus	Dec. 31, 2010 Term A-2 Loan Prime Rate Plus	Dec. 31, 2011 Term A-2 Loan LIBOR Plus	Dec. 31, 2010 Term A-2 Loan LIBOR Plus	Dec. 31, 2011 Term B Loan	Jun. 15, 2009 Term B Loan Third Amendment	Dec. 31, 2011 Term B Loan Prime Rate Plus	Dec. 31, 2010 Term B Loan Prime Rate Plus	Dec. 31, 2011 Term B Loan LIBOR Plus	Dec. 31, 2010 Term B Loan LIBOR Plus	Jun. 15, 2009 Term A Loan Third Amendment
Debt Instrument [Line Items]
Debt instrument, face amount																$ 10,500,000			$ 44,100,000					$ 62,000,000
Debt instrument, maturity date																2011-02			2012-03					2012-09
Capitalized fees amount		1,172,000	1,023,000	3,000,000																					1,900,000					1,100,000
Existing fees capitalized amount		1,501,000
Line of credit, maximum borrowings capacity					11,000,000	10,000,000	10,000,000
Line of credit, interest rate description						Borrowings accrue interest at Prime (subject, under the Fifth Amendment, to a floor equal to the greatest of the Prime Rate per The Wall Street Journal, the Federal Funds Rate +0.50%, or 3.00%) + 2.75% or LIBOR (subject, under the Fifth Amendment, to a floor of 2.00%) + 3.75%, which was 6.00%	Borrowings accrue interest at Prime + 2.75% or LIBOR + 3.75%, which was 5.75%
Debt, basis spread on variable rate								0.50%	0.50%	3.00%	3.00%	2.75%	2.75%	3.75%	3.75%		3.00%	4.00%		4.50%	4.50%	5.50%	5.50%			10.75%	10.75%	11.75%	11.75%
LIBOR floor rate														2.00%	2.00%			2.00%				2.00%	2.00%					2.00%	2.00%
Line of credit, interest rate						6.00%	5.75%
Expiry date of line of credit					Mar. 19, 2017	Mar. 30, 2012	Mar. 30, 2012
Borrowings under line of credit	4,500,000					8,198,000	8,198,000
Letters of credit outstanding					1,400,000	1,400,000	1,410,000
Remaining borrowing capacity under the line of credit					$ 9,600,000	$ 402,000	$ 392,000